Document and Entity Information	12 Months Ended
Jan. 28, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Sep 30, 2012
Registrant Name	BlackRock Funds II
Central Index Key	0001398078
Amendment Flag	false
Document Creation Date	Mar 19, 2013
Document Effective Date	Mar 19, 2013
Prospectus Date	Jan 28, 2013

BLACKROCK FUNDS II

BlackRock GNMA Portfolio

(the “Fund”)

Supplement dated March 19, 2013

to the Prospectus dated January 28, 2013

Effective immediately, the following changes are made to the Fund’s Prospectus:

The second sentence of the first paragraph in the section of the Prospectus entitled “Fund Overview — Key Facts about BlackRock GNMA Portfolio — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

The Fund invests primarily in securities issued by the GNMA as well as other U.S. Government securities.

The third paragraph in the section of the Prospectus entitled “Fund Overview — Key Facts about BlackRock GNMA Portfolio — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

The Fund measures its performance against the Barclays GNMA MBS Index (the benchmark). Under normal circumstances, the Fund seeks to maintain an average portfolio duration that is within ±1 year of the duration of the benchmark.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds II
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Supplement [Text Block]	brf36_SupplementTextBlock

BLACKROCK FUNDS II

BlackRock GNMA Portfolio

(the “Fund”)

Supplement dated March 19, 2013

to the Prospectus dated January 28, 2013

Effective immediately, the following changes are made to the Fund’s Prospectus:

The second sentence of the first paragraph in the section of the Prospectus entitled “Fund Overview — Key Facts about BlackRock GNMA Portfolio — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

The Fund invests primarily in securities issued by the GNMA as well as other U.S. Government securities.

The third paragraph in the section of the Prospectus entitled “Fund Overview — Key Facts about BlackRock GNMA Portfolio — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

The Fund measures its performance against the Barclays GNMA MBS Index (the benchmark). Under normal circumstances, the Fund seeks to maintain an average portfolio duration that is within ±1 year of the duration of the benchmark.

BlackRock Shares | BLACKROCK GNMA PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	brf36_SupplementTextBlock

BLACKROCK FUNDS II

BlackRock GNMA Portfolio

(the “Fund”)

Supplement dated March 19, 2013

to the Prospectus dated January 28, 2013

Effective immediately, the following changes are made to the Fund’s Prospectus:

The second sentence of the first paragraph in the section of the Prospectus entitled “Fund Overview — Key Facts about BlackRock GNMA Portfolio — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

The Fund invests primarily in securities issued by the GNMA as well as other U.S. Government securities.

The third paragraph in the section of the Prospectus entitled “Fund Overview — Key Facts about BlackRock GNMA Portfolio — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

The Fund measures its performance against the Barclays GNMA MBS Index (the benchmark). Under normal circumstances, the Fund seeks to maintain an average portfolio duration that is within ±1 year of the duration of the benchmark.

Investor and Institutional | BLACKROCK GNMA PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	brf36_SupplementTextBlock

BLACKROCK FUNDS II

BlackRock GNMA Portfolio

(the “Fund”)

Supplement dated March 19, 2013

to the Prospectus dated January 28, 2013

Effective immediately, the following changes are made to the Fund’s Prospectus:

The second sentence of the first paragraph in the section of the Prospectus entitled “Fund Overview — Key Facts about BlackRock GNMA Portfolio — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

The Fund invests primarily in securities issued by the GNMA as well as other U.S. Government securities.

The third paragraph in the section of the Prospectus entitled “Fund Overview — Key Facts about BlackRock GNMA Portfolio — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

The Fund measures its performance against the Barclays GNMA MBS Index (the benchmark). Under normal circumstances, the Fund seeks to maintain an average portfolio duration that is within ±1 year of the duration of the benchmark.

Class R Shares | BLACKROCK GNMA PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	brf36_SupplementTextBlock

BLACKROCK FUNDS II

BlackRock GNMA Portfolio

(the “Fund”)

Supplement dated March 19, 2013

to the Prospectus dated January 28, 2013

Effective immediately, the following changes are made to the Fund’s Prospectus:

The second sentence of the first paragraph in the section of the Prospectus entitled “Fund Overview — Key Facts about BlackRock GNMA Portfolio — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

The Fund invests primarily in securities issued by the GNMA as well as other U.S. Government securities.

The third paragraph in the section of the Prospectus entitled “Fund Overview — Key Facts about BlackRock GNMA Portfolio — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

The Fund measures its performance against the Barclays GNMA MBS Index (the benchmark). Under normal circumstances, the Fund seeks to maintain an average portfolio duration that is within ±1 year of the duration of the benchmark.

Service Shares | BLACKROCK GNMA PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	brf36_SupplementTextBlock

BLACKROCK FUNDS II

BlackRock GNMA Portfolio

(the “Fund”)

Supplement dated March 19, 2013

to the Prospectus dated January 28, 2013

Effective immediately, the following changes are made to the Fund’s Prospectus:

The second sentence of the first paragraph in the section of the Prospectus entitled “Fund Overview — Key Facts about BlackRock GNMA Portfolio — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

The Fund invests primarily in securities issued by the GNMA as well as other U.S. Government securities.

The third paragraph in the section of the Prospectus entitled “Fund Overview — Key Facts about BlackRock GNMA Portfolio — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

The Fund measures its performance against the Barclays GNMA MBS Index (the benchmark). Under normal circumstances, the Fund seeks to maintain an average portfolio duration that is within ±1 year of the duration of the benchmark.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds II
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Document Creation Date	dei_DocumentCreationDate	Mar 19, 2013